STATEMENT OF INVESTMENTS
Core Value Portfolio

September 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 100.0%
Automobiles & Components - .9%
General Motors	3,139		117,650
Banks - 12.2%
Bank of America	9,530		277,990
Citigroup	6,087		420,490
JPMorgan Chase & Co.	4,233		498,182
U.S. Bancorp	3,826		211,731
Wells Fargo & Co.	1,962		98,963
			1,507,356
Capital Goods - 6.8%
Honeywell International	1,374		232,481
L3Harris Technologies	684		142,710
Northrop Grumman	260		97,445
Quanta Services	2,807		106,105
United Technologies	1,880		256,658
			835,399
Consumer Durables & Apparel - 2.2%
Lennar, Cl. A	2,933		163,808
PVH	1,168		103,053
			266,861
Diversified Financials - 12.4%
American Express	468		55,355
Ameriprise Financial	422		62,076
Berkshire Hathaway, Cl. B	2,657	[a]	552,709
Capital One Financial	637		57,954
LPL Financial Holdings	742		60,770
Morgan Stanley	3,851		164,322
Raymond James Financial	711		58,629
The Goldman Sachs Group	1,468		304,214
Voya Financial	3,882	[b]	211,336
			1,527,365
Energy - 10.7%
Apergy	2,727	[a,b]	73,765
Concho Resources	807		54,795
ConocoPhillips	1,109		63,191
Hess	4,047		244,763
Marathon Petroleum	5,108		310,311
Occidental Petroleum	2,050		91,164
Phillips 66	2,387		244,429
Pioneer Natural Resources	488		61,376

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Energy - 10.7% (continued)
Valero Energy	2,084		177,640
			1,321,434
Food, Beverage & Tobacco - 4.0%
Archer-Daniels-Midland	1,611		66,164
Conagra Brands	6,121		187,792
Mondelez International, Cl. A	1,764		97,584
PepsiCo	1,028		140,939
			492,479
Health Care Equipment & Services - 6.9%
Anthem	243		58,344
Becton Dickinson & Co.	715		180,866
Boston Scientific	1,499	[a]	60,994
Cigna	378		57,377
CVS Health	993		62,628
Humana	231		59,060
Medtronic	3,503		380,496
			859,765
Household & Personal Products - 1.4%
Colgate-Palmolive	2,352		172,896
Insurance - 6.4%
American International Group	4,819		268,418
Assurant	1,213		152,620
Chubb	761		122,856
The Hartford Financial Services Group	2,509		152,070
Willis Towers Watson	496		95,713
			791,677
Materials - 10.3%
CF Industries Holdings	6,133		301,744
DuPont de Nemours	1,332		94,985
Freeport-McMoRan	6,255		59,860
Martin Marietta Materials	1,070	[b]	293,287
Newmont Goldcorp	3,215		121,913
The Mosaic Company	5,534		113,447
Vulcan Materials	1,938		293,103
			1,278,339
Media & Entertainment - 3.1%
Alphabet, Cl. A	148	[a]	180,729
Comcast, Cl. A	1,989		89,664
Omnicom Group	1,447	[b]	113,300
			383,693
Pharmaceuticals Biotechnology & Life Sciences - 3.0%
Merck & Co.	2,229		187,637
Pfizer	5,035		180,908
			368,545

Description		Shares		Value ($)
Common Stocks - 100.0% (continued)
Retailing - .9%
Target		1,091		116,639
Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials		1,852		92,415
Broadcom		497		137,207
Microchip Technology		995	[b]	92,445
Micron Technology		1,338	[a]	57,333
Qualcomm		2,376		181,241
Texas Instruments		707		91,373
				652,014
Software & Services - 2.3%
Fiserv		602	[a]	62,361
International Business Machines		1,167		169,705
Teradata		1,836	[a,b]	56,916
				288,982
Technology Hardware & Equipment - 3.7%
Cisco Systems		4,209		207,967
Corning		5,492	[b]	156,632
Western Digital		1,572		93,754
				458,353
Telecommunication Services - 3.3%
AT&T		10,816		409,277
Transportation - 1.5%
Delta Air Lines		2,132		122,803
Union Pacific		362		58,637
				181,440
Utilities - 2.7%
Edison International		2,821		212,760
PPL		3,880		122,181
				334,941
Total Common Stocks (cost $9,847,048)				12,365,105
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $24,043)	1.89	24,043	[c]	24,043

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $21,244)	1.89	21,244	[c]	21,244
Total Investments (cost $9,892,335)		100.4%		12,410,392
Liabilities, Less Cash and Receivables		(.4%)		(49,876)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Net Assets	100.0%	12,360,516

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2019, the value of the fund’s securities on loan was $655,989 and the value of the collateral was $698,965, consisting of cash collateral of $21,244 and U.S. Government & Agency securities valued at $677,721.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Core Value Portfolio

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	12,365,105	-	-	12,365,105
Investment Companies	45,287	-	-	45,287

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price

NOTES

is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely

NOTES

manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2019, accumulated net unrealized appreciation on investments was $2,518,057, consisting of $2,776,720 gross unrealized appreciation and $258,663 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.